Significant Accounting Policies and Recent Accounting Pronouncements (Predecessor)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Use of estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income/(loss)

The Company follows the accounting guidance relating to comprehensive income/(loss), which requires separate presentation of certain transactions that are recorded directly as components in Stockholder’s equity. The Company has no other comprehensive loss items and, accordingly, comprehensive loss equals net income/ (loss) for the period presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive loss.

Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common stock outstanding during the period. The computation of basic earnings per share is calculated by dividing by the weighted average number of shares.

Recent Accounting Pronouncements:

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Robin Energy Ltd. Predecessor [Member]
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Basis of Presentation

The accompanying combined carve-out financial statements include the accounts of the legal entities comprising the Company as discussed in Note 1. These combined carve-out financial statements are derived from the annual audited consolidated financial statements and accounting records of Toro and are presented on a carve-out basis. The combined carve out financial statements reflect the financial position, results of operations and cash flows of the Company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These financial statements are presented as if such businesses had been combined throughout the period presented. All intercompany accounts and transactions between the entities comprising the Company have been eliminated in the accompanying combined carve-out financial statements.

Net Parent contributions to finance part or all of the acquisition cost of the vessels owned by the Robin Subsidiaries are accounted for through the net parent investment account. Net parent investment represents Toro’s interest in the Company’s net assets including the Company’s accumulated income, the net cash contributions from Toro and the net cash distributions to Toro. Transactions with Toro are reflected in the accompanying combined carve-out statement of cash flows as a financing activity, and in the combined carve-out Changes in Net Parent Investment and combined carve-out balance sheet as “Net parent investment”.

The activity in net parent investment which is presented in the accompanying combined carve-out statements of cash flows and changes in net parent investment is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Return of capital to the Parent company	—	(13,247,020)	—
Dividend to the Parent company	(1,000,000)	(2,456,302)	(8,345,000)
General and administrative expenses allocation	373,013	807,607	1,522,516
Net parent investment	$(626,987)	$(14,895,715)	$(6,822,484)

The combined carve-out statements of comprehensive income reflect expense allocations made to the Company by Toro of its general and administrative expenses. Management has estimated these additional expenses to be $0.4 million, $0.8 million and $1.5 million for the years ended December 31, 2022, 2023 and 2024, respectively. See Note 3 “Transactions with Related Parties” for further information on expenses allocated by Toro. Both the Company and Toro consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by the Company during the periods presented. Nevertheless, the combined carve-out financial statements may not be indicative of the Company’s future performance and may not include all the actual expenses that would have been incurred by the Company as an independent publicly traded company.

The Company has no common capital structure for the combined business and, accordingly, has not presented historical earnings per common share.

Use of estimates

The preparation of the accompanying combined carve-out financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of net parent investment. The Company has no other comprehensive income items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive income.

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Accounts receivable trade

The amount shown as trade receivables at the balance sheet date, includes receivables from charterers for pool revenue, under the Company’s pool arrangements, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. There are no provisions for doubtful accounts as of December 31, 2023 and 2024.

Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters.

Insurance claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, for insured crew medical expenses and for loss of hire for certain of its vessels that maintain such kind of insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard, whereas, secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Impairment of vessels

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted for under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed.

Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying combined carve-out statements of comprehensive income.

Revenue and expenses recognition

Revenue from pool arrangements

The Company generates its revenues from pool arrangements and recognizes pool revenue based on quarterly reports from the pools which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel.

Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregated the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:

•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or
•
by making adjustments to account for the cost of performance, the bunkering fees and the trading capabilities of each vessel and the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has determined that the non-lease component in its pool contracts relates to services for the operation of the vessel, which comprise crew, technical and safety services, among others. The Company further elected to adopt the practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all pool contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the pool agreements.

Voyage expenses

Voyage expenses, consist of: (a) port, canal, and bunker expenses unique to a particular charter that the Company incurs during repositioning periods, (b) costs of EUAs and (c) brokerage commissions. At the inception of a charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for financial instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade receivables. The principal financial liabilities of the Company consist of trade and other payables and accrued liabilities.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and maintenance

All repair and maintenance expenses, including underwater inspection expenses, are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying combined carve-out statements of comprehensive income.

Commitments, contingencies and provisions

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Assets held for sale

The Company classifies a group of assets as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the assets; (ii) the assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the assets have been initiated; (iv) the sale of the assets is probable, and transfer of the assets is expected to qualify for recognition as a completed sale within one year; (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the combined carve-out statements of comprehensive income. An asset ceases being depreciated once it meets the held for sale classification criteria.

Segment reporting

The Company reports financial information and evaluates its operations by total vessel revenues, vessel operating expenses, operating income and net income. As a result, management, including the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews operating results solely by revenue, operating expenses and operating results of the vessel and decides how to allocate resources based on combined net income, thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company adopted ASU 2023-07 as of January 1, 2024 and considers that the adoption of ASU 2023-07 did not have a significant impact on its combined carve-out financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its combined carve-out financial statements.